Shareholder Report, Line Graph (Details) - USD ($)				11 Months Ended	12 Months Ended		23 Months Ended	24 Months Ended	35 Months Ended	36 Months Ended	47 Months Ended	48 Months Ended	59 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
		Sep. 27, 2021	Aug. 31, 2016	Aug. 31, 2022	Aug. 31, 2026	Aug. 31, 2017	Aug. 31, 2023	Aug. 31, 2018	Aug. 31, 2024	Aug. 31, 2019	Aug. 31, 2025	Aug. 31, 2020	Aug. 31, 2026	Aug. 31, 2021	Aug. 31, 2022	Aug. 31, 2023	Aug. 31, 2024	Aug. 31, 2025	Aug. 31, 2026
C000148468
Account Value [Line Items]
Line Graph and Table Measure Name					EMQQ The Emerging Markets Internet ETF
Accumulated Value			$ 10,000			$ 13,823		$ 12,987		$ 12,606		$ 21,536		$ 21,370	$ 12,581	$ 12,410	$ 13,811	$ 17,526	$ 14,272
C000230780
Account Value [Line Items]
Line Graph and Table Measure Name					FMQQ The Next Frontier Internet ETF
Accumulated Value		$ 10,000		$ 4,341			$ 4,178		$ 5,157		$ 5,803		$ 5,098
MSCI Emerging Markets Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[1]				MSCI Emerging Markets Index (USD) (NR)
Accumulated Value			10,000			12,453		12,368		11,829		13,542		16,403	12,826	12,987	14,944	17,455	24,305
MSCI Emerging Markets Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[2]				MSCI Emerging Markets Index (USD) (NR)
Accumulated Value		10,000		8,055			8,156		9,386		10,963		15,265
S&P 500 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[3]				S&P 500 Index (USD) (TR)
Accumulated Value			10,000			11,623		13,909		14,315		17,455		22,895	20,325	23,566	29,960	34,718	41,793
EMQQ The Emerging Markets Internet Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[1]				EMQQ The Emerging Markets Internet Index (USD) (NR)
Accumulated Value			$ 10,000			$ 13,961		$ 13,236		$ 12,950		$ 22,324		$ 22,303	$ 13,236	$ 13,179	$ 14,902	$ 18,783	$ 15,439
FMQQ The Next Frontier Internet Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[2]				FMQQ The Next Frontier Internet Index (USD) (NR)
Accumulated Value		$ 10,000		$ 4,315			$ 4,192		$ 5,287		$ 5,926		$ 5,275

[1]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[2]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[3]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.